As filed with the Securities and Exchange Commission on October 6, 2004
                                     Investment Company Act file number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        Pax World Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 1/31

Date of reporting period: 07/31/04

                                        PAX WORLD
                                        ETHICAL INVESTING


   [GRAPHIC OMITTED]

                                       Semi-Annual Report




   [GRAPHIC OMITTED]







   [GRAPHIC OMITTED]
                                        PAX World
                                        Money Market Fund




   [GRAPHIC OMITTED]




                                        31 JULY 2004

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
760 Moore Road
King of Prussia, PA  19406

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200





Dear Shareholder:



We are pleased to present the semi-annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the period February 1, 2004 through July 31, 2004.

The Fund had net assets of $159,022,131 and 2,854 active shareholders as of July 31, 2004.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


/s/Thomas W. Grant       /s/Laurence A. Shadek              /s/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                      Expense Chart, (unaudited)
                                          For the Six Months Ended July 31, 2004

PAXWORLD Money Market Fund, Inc.


As a shareholder of the Fund, you incur the following ongoing costs: management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                            Expense Chart, (unaudited) continued
                                          For the Six Months Ended July 31, 2004

PAXWORLD Money Market Fund, Inc.




Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
 Individual Class      Beginning Account     Ending Account     Expenses Paid
                          Value 2/1/04       Value  7/31/04   During the Period*
--------------------------------------------------------------------------------
  Actual                      $1,000.00        $1,002.50             $3.14
--------------------------------------------------------------------------------
  Hypothetical (5%
  return before
  expenses)                   $1,000.00        $1,043.70             $3.20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Beginning Account     Ending Account      Expenses Paid
 Institutional Class      Value 2/1/04       Value 7/31/04    During the Period*
 -------------------------------------------------------------------------------
  Actual                      $1,000.00        $1,003.80             $1.89
--------------------------------------------------------------------------------
  Hypothetical (5%
  return before
  expenses)                   $1,000.00        $1,046.20             $1.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Beginning Account     Ending Account      Expenses Paid
Broker Services Class     Value 2/1/04       Value 7/31/04    During the Period*
--------------------------------------------------------------------------------
  Actual                      $1,000.00        $1,001.50             $4.13
--------------------------------------------------------------------------------
  Hypothetical (5%
  return before
  expenses)                   $1,000.00        $1,041.70             $4.21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Beginning Account     Ending Account      Expenses Paid
 MMA Praxis Class        Value 2/1/04        Value 7/31/04    During the Period*
--------------------------------------------------------------------------------
  Actual                      $1,000.00        $1,002.70             $2.99
--------------------------------------------------------------------------------
  Hypothetical (5%
  return before
  expenses)                   $1,000.00        $1,044.00             $3.05
--------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 0.63%, 0.38%, 0.83% and 0.60% for the Individual class, Institutional Class, Broker Services Class and MMA Praxis Class, respectively, multiplied by the average account value over the period (February 1, 2004 through July 31, 2004), multiplied by 182/366 (to reflect the one-half year period).

                                            Statement of Net Assets, (unaudited)
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.


FACE                                                            MATURITY              VALUE
AMOUNT                                                              DATE   YIELD     (NOTE 1)
---------------------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 23.25%
$ 7,000,000   Ciesco L.P. ...................................... 08/26/04   1.32%  $ 6,993,583
  5,000,000   Falcon Asset Securitization Corporation
              Insured By AMBAC Indemnity Corp................... 08/24/04   1.38     4,995,624
  4,000,000   Greyhawk Funding.................................. 08/02/04   1.31     3,999,855
  3,000,000   Greyhawk Funding.................................. 08/12/04   1.33     2,998,781
  3,000,000   Jupiter Securitization Corp. ..................... 08/06/04   1.29     2,999,462
  4,000,000   Market Street Funding............................. 08/12/04   1.31     3,998,399
  3,000,000   Market Street Funding............................. 08/18/04   1.36     2,998,073
  5,000,000   Prefco-Preferred
              Receivable Funding................................ 08/20/04   1.36     4,996,411
  3,000,000   Triple-A One Funding Corporation
              Insured by MBIA Insurance Corp.................... 08/18/04   1.32     2,998,130
-----------                                                                        -----------
 37,000,000   Total Asset Backed Commercial Paper                                   36,978,318
-----------                                                                        -----------

COMMERCIAL PAPER: 5.27%
$ 2,000,000   Private Export Funding Corp....................... 08/12/04   1.06%  $ 1,999,352
  5,000,000   Private Export Funding Corp....................... 09/20/04   1.05     4,992,708
  1,395,000   Yale University................................... 09/03/04   1.43     1,393,172
-----------                                                                       - ----------
  8,395,000   Total Commercial Paper                                                 8,385,232
-----------                                                                        -----------

FLOATING RATE SECURITY: 4.40%
$ 7,000,000   Equitable Life Assurance Society
              With J.P. Morgan Chase (a)........................ 03/21/05   1.44%  $ 7,000,000
-----------                                                                       - ----------
  7,000,000   Total Floating Rate Security                                           7,000,000
-----------                                                                        -----------

FOREIGN COMMERCIAL PAPER: 0.88%
$ 1,400,000   Svenska Handelsbanken............................. 09/13/04   1.40%  $ 1,397,659
-----------                                                                        -----------
  1,400,000   Total Foreign Commercial Paper                                         1,397,659
-----------                                                                        -----------

REPURCHASE AGREEMENT, OVERNIGHT: 34.59%
$55,000,000   JP Morgan Securities, Inc.,
              purchased on 07/30/04, 1.33%,
              due 08/02/04, repurchase proceeds at
              maturity $55,006,096 (Collateralized by
              $64,249,000, FHLB, 3.250% to 3.625%,
              due 08/15/05 to 11/14/08, value $9,548,169,
              FNMA, 1.750% to 6.375%, due 09/15/05 to
              07/17/13, value $33,954,038; RFIN,
              0.000%, due 10/15/13 to 07/15/15,
              value $12,598,799)................................ 08/02/04   1.33%  $55,000,000
-----------                                                                        -----------
 55,000,000   Total Repurchase Agreement, Overnight                                 55,000,000
-----------                                                                        -----------


   The accompanying notes are an integral part of these financial statements.
                                       4

                                  Statement of Net Assets, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



FACE                                                            MATURITY              VALUE
AMOUNT                                                              DATE   YIELD     (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 16.32%

$ 6,000,000   Federal Home Loan Bank............................ 08/04/04   1.22%  $   5,999,395
  5,000,000   Federal Home Loan Mortgage Corporation............ 08/23/04   1.08       4,996,700
  5,000,000   Federal Home Loan Mortgage Corporation............ 09/09/04   1.09       4,994,112
 10,000,000   Federal Home Loan Mortgage Corporation............ 11/04/04   1.49       9,961,208
-----------                                                                           ----------
 26,000,000   Total U.S. Government Agency Discount Notes                             25,951,415
-----------                                                                           ----------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 7.15%
$ 3,300,000   Federal Home Loan Bank............................ 12/15/04   1.09%  $   3,312,308
  3,000,000   Federal Home Loan Bank............................ 01/14/05   1.24       3,038,721
  1,000,000   Federal Home Loan Bank............................ 06/08/05   2.02       1,000,000
  1,000,000   Federal Home Loan Bank............................ 07/15/05   2.50       1,000,000
  2,000,000   Federal Home Loan Mortgage Corporation............ 11/15/04   1.07       2,012,348
  1,000,000   Federal National Mortgage Association............. 05/23/05   1.75       1,000,000
-----------                                                                           ----------
 11,300,000   Total U.S. Government Agency Medium Term Notes                          11,363,377
-----------                                                                           ----------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 7.83%
$ 1,470,000   G & L Land Management
              LOC Fifth Third Bank.............................. 12/01/17   1.48%  $   1,470,000
  2,485,000   Jake Sweeney Automotive, Inc.
              LOC Firstar Bank.................................. 04/01/10   1.48       2,485,000
  4,235,000   Mobile, AL Springhill
              Medical Clinic Board RB
              (Springhill Medical Complex)
              LOC Amsouth Bank, N.A............................. 09/01/11   1.50       4,235,000
  4,265,000   Oak Crest Homes Inc.
              LOC First of America Bank......................... 11/01/26   1.48       4,265,000
-----------                                                                        -------------
 12,455,000   Total Variable Rate Demand Instruments                                  12,455,000
-----------                                                                        -------------
              Total Investments (99.69%) (cost $158,531,001+)                        158,531,001
              Cash and other assets in excess of liabilities (0.31%)                     491,130
                                                                                   -------------
              Net Assets (100.00%)                                                 $ 159,022,131
                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Individual Investor Class,
                    20,479,767 shares outstanding (Note 3)                         $        1.00
                                                                                   =============
              Institutional Class,
                    96,649,797 shares outstanding (Note 3)                         $        1.00
                                                                                   =============
              Broker Service Class,
                    31,409,277 shares outstanding (Note 3)                         $        1.00
                                                                                   =============
              MMA Praxis Class,
                    10,484,612 shares outstanding (Note 3)                         $        1.00
                                                                                   =============

+    Aggregate cost for federal income tax purposes is identical.

The accompanying notes are an integral part of these financial statements.
                                       5

                                  Statement of Net Assets, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon 1-month LIBOR plus 2 basis points.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY NOTES:

FHLB    =   Federal Home Loan Bank
FNMA    =   Federal National Mortgage Association
LOC     =   Letter of Credit
RB      =   Revenue Bond
RFIN    =   Resolution Funding Corporation Strip Interest



BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

---------------------------------------------------------------------------
Securities Maturing in       Value        % of Portfolio    Cumulative %
---------------------------------------------------------------------------
  Less than 31 Days       $125,428,765         79.12%           79.12%
  31 through 60 Days        12,777,651          8.06%           87.18%
  61 through 90 Days                --          0.00%           87.18%
  91 through 120 Days       11,973,556          7.55%           94.73%
  121 through 180 Days       6,351,029          4.01%           98.74%
  Over 180 Days              2,000,000          1.26%          100.00%
---------------------------------------------------------------------------
  Total                   $158,531,001        100.00%
---------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.
                                       6

                                            Statement of Operations, (unaudited)
                                                  Six Months Ended July 31, 2004

PAXWORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest..................................................  $     939,235
                                                                 -------------
   Expenses: (Note 2)
     Advisory fee..............................................        123,960
     Administrative services fee...............................         82,640
     Shareholder servicing fee (Individual Investor Class).....         26,193
     Shareholder servicing fee (Broker Service Class)..........         34,946
     Shareholder servicing fee (MMA Praxis Class)..............         14,715
     Custodian expenses........................................          7,377
     Shareholder servicing and related shareholder expenses+...        119,325
     Legal fees, compliance and filing fees....................         57,978
     Audit and accounting......................................         57,485
     Directors' fees and expenses..............................          5,250
     Other.....................................................         15,923
                                                                   -----------
        Total expenses.........................................        545,792
        Less:
        Expenses paid indirectly (Note 2)......................         (2,424)
        Fees waived (Note 2)...................................        (86,354)
        Expenses reimbursed (Note 2)...........................        (40,937)
                                                                    -----------
     Net expenses .............................................        416,077
                                                                    -----------
   Net investment income.......................................        523,158
Realized gain (loss) on investments
   Net realized gain (loss) on investments.....................            -0-
                                                                    -----------
   Increase in net assets from operations......................  $     523,158
                                                                    ===========

+ Includes class specific transfer agency expenses of $43,032, $10,460, $30,753 and $10,990 for Individual Investor Class, Institutional Class, Broker Service Class and MMA Praxis Class, respectively.






The accompanying notes are an integral part of these financial statements.
                                       7

                                             Statements of Changes in Net Assets
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



                                                          Six Months
                                                            Ended              Year
                                                        July 31, 2004          Ended
                                                         (Unaudited)      January 31, 2004
                                                         -----------      ----------------

Increase (decrease) in net assets
Operations:
   Net investment income............................    $   523,158         $      1,462,038
   Net realized gain (loss) on investments..........            -0-                      -0-
                                                        -----------         ----------------
   Increase in net assets from operations...........        523,158                1,462,038

Dividends to shareholders from:
Net investment income:
   Individual Investor Class........................        (53,357)                (132,696)
   Institutional Class..............................       (394,622)              (1,173,005)
   Broker Service Class.............................        (43,447)                 (85,405)
   MMA Praxis Class.................................        (31,732)                 (70,932)

Capital share transactions (Note 3):
   Individual Investor Class........................     (1,024,800)                (489,567)
   Institutional Class..............................    (16,055,048)             (70,477,024)
   Broker Service Class.............................      2,066,252                9,709,685
   MMA Praxis Class.................................       (944,454)                (837,944)
                                                         -----------              -----------
   Total (decrease).................................    (15,958,050)             (62,094,850)

Net assets:
   Beginning of period..............................    174,980,181              237,075,031
                                                        -----------              -----------
   End of period....................................   $159,022,131             $174,980,181
                                                       ============             ============

   Undistributed net investment income                 $        -0-             $        -0-
                                                       ============             ============






The accompanying notes are an integral part of these financial statements.
                                       8

                                      Notes to Financial Statements, (unaudited)
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

b)  Repurchase   Agreements

In  connection  with   transactions  in  repurchase
agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.




1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and  Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Shareholder Servicing Agreements only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

For the period ended July 31, 2004, the Advisor and Distributor voluntarily waived the following fees:

Investment Management fees                                    $74,775
Shareholder Servicing fees - MMA Praxis Class                  11,579

The Manager and Distributor have no right to recoup prior fee waivers. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $40,937 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $2,000 per annum plus $250 per meeting attended.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.


2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES, continued

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $41,298 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Broker Service Class and the Institutional Class.

For the period ended July 31, 2004, the Fund had the following expense offsets:

Custodian expenses                                            $   2,289
Shareholder servicing and related shareholder expenses              135

3. CAPITAL STOCK

At July 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $159,023,453. Transactions in capital stock, all at $1.00 per share, were as follows:

                                          Six Months Ended
                                            July 31, 2004          Year Ended
                                             (unaudited)        January 31, 2004
                                             -----------        ----------------

INDIVIDUAL INVESTOR CLASS
Sold..................................       7,435,954               13,165,356
Issued on reinvestment of dividends...          53,469                  131,969
Redeemed..............................      (8,514,223)             (13,786,892)
                                          -------------           --------------
Net (decrease) .......................      (1,024,800)                (489,567)
                                          =============           ==============

INSTITUTIONAL CLASS
Sold..................................     314,232,994            1,065,011,745
Issued on reinvestment of dividends            304,548                  983,913
Redeemed..............................    (330,592,590)          (1,136,472,682)
                                          -------------          ---------------
Net (decrease)........................     (16,055,048)             (70,477,024)
                                          =============          ===============

BROKER SERVICE CLASS
Sold..................................      21,055,707               38,890,863
Issued on reinvestment of dividends...          40,619                   87,706
Redeemed..............................     (19,030,074)             (29,268,884)
                                          -------------          ---------------
Net increase..........................       2,066,252                9,709,685
                                          =============          ===============

MMA PRAXIS CLASS
Sold..................................        3,307,624               3,561,723
Issued on reinvestment of dividends...           31,785                  70,527
Redeemed..............................       (4,283,863)             (4,470,194)
                                          --------------          --------------
Net (decrease)........................         (944,454)               (837,944)
                                          ==============          ==============

                                       12

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



4. LIABILITIES

At July 31, 2004, the Fund had the following liabilities:
Fees payable to Affiliates*...        $    25,076
Dividends payable.............             24,849
Accrued other payables........             87,611
                                      -----------
   Total liabilities..........        $   137,536
                                      ===========

* Includes fees payable to Pax World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2004 and 2003 were ordinary income.

At January 31, 2004, the Fund had unused capital loss carryforwards of $1,322, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains $1,170 and $152 will expire in the years 2010 and 2011, respectively.

At January 31, 2004, the Fund had no distributable earnings.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.


6. FINANCIAL HIGHLIGHTS


                                                              INDIVIDUAL
                                                            INVESTOR CLASS
                                          -------------------------------------------------------------
                                            Six Months                          Year Ended
                                              Ended                             January 31,
                                          July 31, 2004       -----------------------------------------

                                           (unaudited)     2004      2003       2002     2001     2000
                                          ------------    ------    ------     ------   ------   ------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value, beginning of period      $ 1.00        $  1.00     $ 1.00    $  1.00  $  1.00   $  1.00
                                          -------        -------     -------   -------  -------   -------

Income from investment operations:
   Net investment income..                  0.003          0.006      0.013      0.033    0.058     0.046

Net realized and unrealized gain(loss)
   on investments.......................      --             --      (0.000)    (0.000)   0.000     0.000
                                          -------        -------    --------   -------  -------   -------

Total from investment operations            0.003          0.006      0.013      0.033    0.058     0.046

Less distributions from:
   Dividends from net
     investment income.... .............   (0.003)        (0.006)    (0.013)    (0.033)  (0.058)   (0.046)

Net realized gains on investments          ( --  )        ( --  )    (  -- )    (  -- )  (0.000)   (0.000)
                                          --------       --------   --------   --------  -------  ---------

Total distributions.....................   (0.003)        (0.006)    (0.013)    (0.033)  (0.058)   (0.046)
                                          --------       --------   --------   --------  -------  --------

Net asset value, end of period            $ 1.00        $  1.00     $ 1.00     $ 1.00  $  1.00   $  1.00
                                          =========      ========   ========   ======== ========  ========

-----------------------------------------------------------------------------------------------------------------------------------
Total Return............................    0.25%(a)       0.59%      1.28%      3.37%    5.99%     4.74%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).........   $20,480        $21,504     $21,994   $19,977  $16,416   $13,628

Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b)...........    0.63%(c)       0.62%      0.60%     0.60%     0.60%     0.60%

   Net investment income................    0.51%(c)       0.59%      1.27%     3.26%     5.86%     4.74%

   Advisory and administrative
       services fees waived.............    0.09%(c)       0.08%      0.04%     0.04%     0.09%     0.14%

   Expenses reimbursed..................    0.39%(c)       0.33%      0.32%     0.34%     0.37%     0.54%

   Expenses paid indirectly.............    0.00%(c)       0.00%      0.00%     0.00%     0.00%     0.00%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



6. FINANCIAL HIGHLIGHTS, continued


                                                           INSTITUTIONAL
                                                               CLASS
                                          ---------------------------------------------------------------
                                          Six Months                       Year Ended
                                            Ended                          January 31,
                                         July 31, 2004  -------------------------------------------------
                                          (unaudited)      2004      2003      2002      2001      2000
                                          -----------    -------   -------    -------   -------   -------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value, beginning of period      $ 1.00         $ 1.00     $ 1.00    $  1.00   $ 1.00    $ 1.00
                                          -------        -------    --------  --------  -------   -------

Income from investment operations:
   Net investment income................    0.004          0.008      0.015      0.036    0.061     0.049

Net realized and unrealized gain(loss)
   on investments.......................      --             --      (0.000)   ( 0.000)   0.000     0.000
                                          -------        -------     -------- --------  --------  -------

Total from investment operations........    0.004          0.008      0.015      0.036    0.061     0.049

Less distributions from:
   Dividends from net
     investment income..................   (0.004)        (0.008)    (0.015)    (0.036)  (0.061)   (0.049)

Net realized gains on investments.......   ( --  )        ( --  )    (  -- )    (  -- )  (0.000)   (0.000)
                                          --------       --------    -------    ------  -------   -------
)

Total distributions.....................   (0.004)        (0.008)    (0.015)    (0.036)  (0.061)   (0.049)
                                          --------       --------    --------   ------ --------   --------

Net asset value, end of period            $ 1.00         $ 1.00     $ 1.00    $  1.00   $ 1.00   $  1.00
                                          ========       ========   ========= ========= ========  ========

----------------------------------------------------------------------------------------------------------
Total Return............................   0.38%(a)       0.84%      1.54%       3.63%    6.26%     5.00%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).........  $96,649        $112,704    $183,181  $200,653  $160,373 $122,213

Ratios to average net assets:
   Expenses (net of fees waived) (b)        0.38%(c)       0.37%      0.35%      0.35%    0.35%     0.35%

   Net investment income................    0.75%(c)       0.86%      1.53%      3.54%    6.09%     4.89%

   Advisory and administrative
       services fees waived.............    0.09%(c)       0.08%      0.04%      0.04%    0.09%     0.14%

   Expenses paid indirectly.............    0.00%(c)       0.00%      0.00%      0.00%    0.00%     0.00%


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.


6. FINANCIAL HIGHLIGHTS, continued
                                                                   BROKER
                                                                SERVICE CLASS
                                          -----------------------------------------------------------------
                                            Six Months                     Year Ended
                                              Ended                        January 31,
                                          July 31, 2004 ---------------------------------------------------
                                          (unaudited)     2004        2003       2002        2001      2000
                                          -----------   -------     -------     ------      ------    -----

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value, beginning of period      $ 1.00        $  1.00     $  1.00      $  1.00    $  1.00   $  1.00
                                          -------       --------    ---------    --------   --------  -------

Income from investment operations:
   Net investment income...............     0.002          0.004       0.011        0.031      0.056     0.044

Net realized and unrealized gain(loss)
   on investments......................       --             --       (0.000)      (0.000)     0.000     0.000
                                          -------       --------    ---------     --------   -------   -------

Total from investment operations            0.002          0.004       0.011        0.031      0.056     0.044

Less distributions from:
   Dividends from net
     investment income.................    (0.002)        (0.004)     (0.011)      (0.033)    (0.056)   (0.044)

Net realized gains on investments......    ( --  )        ( --  )     (  -- )      ( --  )    (0.000)   (0.000)
                                          --------      ---------   ---------     --------   --------  --------

Total distributions....................    (0.002)        (0.004)     (0.011)      (0.031)    (0.056)   (0.044)
                                          --------      ---------   ---------     --------   --------  --------

Net asset value, end of period            $ 1.00        $  1.00     $  1.00      $  1.00    $  1.00   $  1.00
                                          ========      =========   =========    =========  ========= =========

-----------------------------------------------------------------------------------------------------------------------------------
Total Return...........................     0.15%(a)       0.39%       1.08%        3.16%      5.78%     4.53%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)........   $31,409        $29,343     $19,633      $19,298    $ 4,028   $ 1,185

Ratios to average net assets:
   Expenses (net of fees waived) (b)        0.83%(c)       0.82%       0.80%        0.80%      0.80%     0.80%

   Net investment income...............     0.31%(c)       0.38%       1.07%        2.91%      5.71%     4.51%

   Advisory and administrative
       services fees waived............     0.09%(c)       0.08%       0.04%        0.04%      0.09%     0.14%

   Expenses paid indirectly............     0.00%(c)       0.00%       0.00%        0.00%      0.00%     0.00%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



6. FINANCIAL HIGHLIGHTS, continued
                                                                          MMA PRAXIS
                                                                             CLASS
                                        --------------------------------------------------------------
                                          Six Months                                                   October 12, 1999
                                            Ended                        Year Ended                      (Commencement
                                         July 31, 2004                   January 31,                        of Sales) to
                                                         ------------------------------------------
                                          (unaudited)     2004         2003        2002          2001     January 31, 2000
                                        -------------    ------      ------       ------       ------    ----------------

Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value, beginning of period      $   1.00      $   1.00    $   1.00     $   1.00   $   1.00  $   1.00
                                          ---------      --------    --------     --------   --------  --------

Income from investment operations:
   Net investment income................      0.003         0.006       0.013        0.033      0.058     0.016

Net realized and unrealized gain(loss)
   on investments.......................        --           --        (0.000)      (0.000)     0.000     0.000
                                          ---------      --------    --------     ---------  --------  --------

Total from investment operations........      0.003         0.006       0.013        0.033      0.058     0.016

Less distributions from:
   Dividends from net
     Investment income..................     (0.003)       (0.006)     (0.013)      (0.033)    (0.058)   (0.016)

Net realized gains on investments.......     ( --  )       ( --  )     ( --  )      (  -- )    (0.000)   (0.000
                                          ----------     ---------   --------     ---------  --------- ---------
Total distributions.....................     (0.003)       (0.006)     (0.013)      (0.033)    (0.058)   (0.016)
                                          ----------     ---------   --------     ---------  --------- ---------

Net asset value, end of period..........  $    1.00      $  1.00     $  1.00      $  1.00    $  1.00   $  1.00
                                          ==========     =========   ========     =========  ========= =========

------------------------------------------------------------------------------------------------------------------
Total Return............................      0.27%(a)      0.61%       1.28%        3.37%      5.99%     1.58%(a)
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)           $  10,484      $ 11,429    $ 12,267     $ 13,095   $ 10,164  $  4,131

Ratios to average net assets:
   Expenses (net of fees waived and
     expense reimbursed) (b)............       0.60%(c)     0.60%       0.60%        0.60%      0.60%     0.60%(c)

   Net investment income................       0.54%(c)     0.62%       1.28%        3.24%      5.90%     5.21%(c)

   Advisory, administrative services and
     shareholder servicing fees waived         0.29%(c)     0.26%       0.13%        0.12%      0.31%     0.39%(c)

   Expenses reimbursed..................       0.00%(c)     0.00%       0.00%        0.00%      0.00%     1.21%(c)

   Expenses paid indirectly.............       0.00%(c)     0.00%       0.00%        0.00%      0.00%     0.00%(c)


(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

                                             Additional Information, (unaudited)
                                                                   July 31, 2004

PAXWORLD Money Market Fund, Inc.



ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its third quarter ending on October 31, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies o the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

                          Account Options and Services*

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.


TYPES OF ACCOUNTS                               SERVICES

Regular Accounts: Individual, business          Automatic Investment Plan:  You may
and trust accounts are available for all        arrange to have a fixed amount
Pax World Funds.                                automatically deducted from your
                                                checking or savings account and
                                                invested in your Pax World account on a
Traditional IRA: Certain individuals            monthly or quarterly basis. Automatic
can make tax-deductible contributions to        investment plans do not assure a profit
this account.  Taxes are paid only when         and do not protect against loss in
funds are withdrawn, usually in                 declining markets.
retirement, when investors may be in a
lower tax bracket.                              Voluntary Withdrawal Plan: This plan
                                                makes it possible for investors to receive
Roth IRA: Contributions to a Roth IRA           a monthly check from their Pax World
are not deductible, but after five years        account.  This plan requires a minimum
some types of withdrawals are tax-free.         investment of $10,000.

SIMPLE IRA: This is an easy-to-maintain         Online Account Access: Utilizing a
retirement plan designed for small              unique ID number and PIN, you can
businesses of up to 100 employees.              access your Pax World account(s) online
                                                to review your account balances or
SEP IRA: This is an employer-funded             histories; purchase or redeem fund
retirement plan popular with small              shares; or make exchanges between
businesses and self-employed persons.           different Pax World Funds.

Education Savings Account & Uniform Gift        www.paxworld.com: Learn all about
to Minors Account (UGMA): These plans           Pax World through our web site!  You
provide excellent ways to save for a            can check Fund performance, read about
child's education.                              our portfolio managers, view
                                                Connection - our quarterly newsletter,
403(b)(7) Pension Plan: This plan is            and see how Pax World voted on
available to persons employed by                various proxies for the companies in
non-profit organizations.                       our portfolios.




*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

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



















                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

PAX WORLD
ETHICAL INVESTING

PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729


web www.paxworld.com
email info@paxworld.com

For general fund information:
[GRAPHIC OMITTED] 800.767.1729

For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827


For broker services:
[GRAPHIC OMITTED] 800.635.1404





Address account inquiries to:
PAX World
P.O. Box 9824
Providence, RI 02940-8024



[GRAPHIC OMITTED] printed in USA on recycled paper

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date October 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Thomas W. Grant
                                    Thomas W. Grant, President
Date October 5, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date October 5, 2004

* Print the name and title of each signing officer under his or her signature.